Income Taxes - Deferred Income Taxes (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Future deductible differences	$ 2,271	$ 17
Tax loss carry-forward	0	2,013
Total deferred income tax assets	2,271	2,030
Deferred income tax liabilities:
Intangible assets	(9,198)	(10,186)
Property, plant and equipment, net	(5,281)	(5,348)
Other	(527)	(365)
Total deferred income tax liabilities	(15,006)	(15,899)
Net deferred income tax liabilities	$ (12,735)	$ (13,869)